Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	87,435.00
Total Transaction Valuation	1,005,000,000.00
Total Offset Amount	0.00
Net Fee	$ 87,435.00
Offering Table N/A
Offset Table N/A	N/A